Long-term Investments	12 Months Ended
Dec. 31, 2021
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Equity Securities
	Without Readily		Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In US$ thousands)
Balance at December 31, 2018	570,619	122,491	1,476	694,586
Investments made/transferred from prepayments	268,734	91,869	15,017	375,620
Loss from equity method investment	—	(13,198)	—	(13,198)
Dividend received from equity method investment	—	(932)	—	(932)
Disposal of investments	(1,724)	(165)	—	(1,889)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(81,385)	—	81,385	—
Impairment on investments	(230,859)	—	—	(230,859)
Fair value change through earnings (including adjustment of subsequent price changes)	35,838	—	171,600	207,438
Currency translation adjustment	(2,621)	(686)	—	(3,307)
Balance at December 31, 2019	558,602	199,379	269,478	1,027,459
Investments made/transferred from prepayments	134,925	92,925	30,500	258,350
Income from equity method investment	—	10,434	—	10,434
Dividend received from equity method investment	—	(320)	—	(320)
Disposal of investments	(2,067)	—	(48,334)	(50,401)
Impairment on investments	(126,820)	—	—	(126,820)
Fair value change through earnings (including adjustment of subsequent price changes)	(2,462)	—	37,577	35,115
Currency translation adjustment	16,906	8,743	—	25,649
Balance at December 31, 2020	579,084	311,161	289,221	1,179,466
Investments made/transfers from prepayments	96,768	182,200	—	278,968
Income from equity method investment, net	—	14,217	—	14,217
Dividend received from equity method investments	—	(11,695)	—	(11,695)
Disposal of investments	(75,667)	—	(4,946)	(80,613)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(142,000)	—	142,000	—
Impairment on investments	(106,800)	—	—	(106,800)
Fair value change through earnings	(23,316)	—	9,877	(13,439)
Currency translation adjustment	7,062	6,900	—	13,962
Balance at December 31, 2021	268,716	502,783	436,152	1,207,651

4. Long-term Investments (Continued)

For the years ended December 31, 2019, 2020 and 2021, the Group invested in private companies totaling US$268.7 million, US$134.9 million and US$96.8 million, respectively, which were accounted for under investments without readily determinable fair values. These investments were primarily to further expand and strengthen the Group’s ecosystem and mainly included a follow-on investment of US$100.0 million in Yixia Tech Co., Ltd. (“Yixia Tech”), a developer of mobile video apps in 2019, an investment of US$46.8 million in a financing guarantee company and an investment of US$30.6 million in a commercial search business in 2020, as well as a further investment of US$39.5 million in the company operating Wuta application and a follow-on investment of US$20.0 million in a company providing online brokerage services during 2021. The Group obtained control of the company operating the Wuta application through the step acquisition and recorded US$27.6 million fair value change loss for the equity interest previously held by the Group immediately prior to the step acquisition. The impact of the transaction was reflected in the changes from measurement alternative to consolidation. The Group also invested US$91.9 million, US$92.9 million and US$182.2 million in companies, which were accounted for under equity method, for the years ended December 31, 2019, 2020 and 2021, respectively. These investments mainly included a US$57.4 million investment in a company providing consumer finance services in 2019, and several investment funds in 2020 and 2021, respectively.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2020 and 2021, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities.

Cumulative Results
(In US$ thousands)
Initial cost basis	870,893
Upward adjustments	81,458
Downward adjustments	(383,698)
Foreign currency translation	10,431
Total carrying value at December 31, 2020	579,084

Initial cost basis	656,011
Upward adjustments	85,710
Downward adjustments	(490,498)
Foreign currency translation	17,493
Total carrying value at December 31, 2021	268,716

The Group assessed or engaged independent valuation firms to help the management assess the fair value of certain investments as of December 31, 2020 and 2021, using Level 3 of fair value measurement and concluded that impairment was warranted for those investments at the year end. Thus, the Group recognized US$126.8 million and US$106.8 million impairment charges to investments without readily determinable fair value for the years ended December 31, 2020 and 2021, respectively. The impairment charges mainly included a partial impairment of US$59.8 million on an investee in e-commerce business as well as a US$39.3 million write-off on a game company in 2020, and a full impairment of US$75.3 million on the investment in Yixia Tech in 2021, due to their unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future.

4. Long-term Investments (Continued)

Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classified the valuation techniques that use these inputs as Level 1 of fair value measurements. In December 2019, one of the Group’s investees, Beijing Showworld Technology Co., Ltd. (“Showworld”), a company providing social and new media marketing services, completed its listing on Shanghai Stock Exchange through an equity reconstruction with a then-listed company. Before Showworld’s IPO, the Group accounted for the investment under equity securities without readily determinable fair values and then reclassified it to investments with readily determinable fair values the moment it went public. The Group recorded a fair value change gain of US$204.7 million and US$1.0 million for Showworld in 2020 and 2021, respectively. One of the Group’s investees, Didi Global Inc. (“Didi”), a company operating a mobility technology platform, completed its initial public offering and started trading on July 1, 2021, China time. Therefore, investment in Didi amounting to US$142.0 million was transferred from measurement alternative to equity securities with readily determinable fair value, and a fair value change gain of US$7.1 million was recorded in 2021.

The following table shows the carrying amount and fair value of the marketable securities:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In US$ thousands)
Showworld	81,385	204,675	—	286,060
Other marketable securities	15,274	—	(12,113)	3,161
December 31, 2020	96,659	204,675	(12,113)	289,221
Showworld	81,385	205,659	—	287,044
Didi	142,000	7,108	—	149,108
December 31, 2021	223,385	212,767	—	436,152

The Group recorded investment-related impairment of US$249.9 million, US$212.0 million and US$106.8 million for the years ended December 31, 2019, 2020 and 2021, respectively, due to the investees not performing to expectation or them becoming incapable of making repayments. The impairment charges in 2020 included a partial impairment of US$59.8 million on an investee in e-commerce business, a US$39.3 million write-off on a game company, and US$82.2 million impairment charge on loans to investees (Note 10), as well as other impairments of US$30.7 million. The impairment charges in 2021 was mainly caused by a full impairment of US$75.3 million on the investment in Yixia Tech.